SCHEDULEOF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Cash	$ 682,860	$ 22,550
Total assets	682,860	22,550
Total liabilities
Fair value, net asset (liability)	682,860	22,550
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Cash
Total assets
Total liabilities
Fair value, net asset (liability)
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Cash
Total assets
Total liabilities
Fair value, net asset (liability)